Segment Operating Results (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net Revenues	$ 445,369	$ 386,314	$ 350,656	$ 257,713	$ 408,243	$ 308,951	$ 268,096	$ 237,983	$ 1,440,052	$ 1,223,273	$ 915,858
Operating Expenses									1,077,706	946,532	719,474
Other Expenses									101,172	148,071	25,437
Income Before Income from Equity Method Investments and Income Taxes	97,359	85,085	62,605	16,125	74,663	11,898	31,111	10,998	261,174	128,670	170,947
Income from Equity Method Investments	2,512	1,178	1,664	1,287	2,016	929	1,998	1,107	6,641	6,050	5,180
Pre-Tax Income (Loss)	99,871	$ 86,263	$ 64,269	$ 17,412	76,679	$ 12,827	$ 33,109	$ 12,105	267,815	134,720	176,127
Identifiable Segment Assets	1,662,346				1,479,171				1,662,346	1,479,171	1,446,556
Investment Banking [Member]
Segment Reporting Information [Line Items]
Net Revenues									1,363,859	1,130,915	819,637
Operating Expenses									1,020,327	869,301	632,927
Other Expenses									92,172	108,739	25,109
Income Before Income from Equity Method Investments and Income Taxes									251,360	152,875	161,601
Income from Equity Method Investments									1,370	978	495
Pre-Tax Income (Loss)									252,730	153,853	162,096
Identifiable Segment Assets	1,302,351				1,097,373				1,302,351	1,097,373	934,648
Investment Management [Member]
Segment Reporting Information [Line Items]
Net Revenues									76,193	92,358	96,221
Operating Expenses									57,379	77,231	86,547
Other Expenses									9,000	39,332	328
Income Before Income from Equity Method Investments and Income Taxes									9,814	(24,205)	9,346
Income from Equity Method Investments									5,271	5,072	4,685
Pre-Tax Income (Loss)									15,085	(19,133)	14,031
Identifiable Segment Assets	$ 359,995				$ 381,798				$ 359,995	$ 381,798	$ 511,908